Accounts Receivable, Net	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Accounts receivable	137,875,301	163,431,462	24,351,322
Less: allowance for doubtful accounts	(111,639,312)	(112,961,523)	(16,831,290)
Accounts receivable, net	26,235,989	50,469,939	7,520,031

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2021	June 30, 2022	June 30, 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Beginning balance	2,734,421	111,639,312	16,634,281
Addition	128,392,115	1,399,234	208,486
Deconsolidation of ICinit and subsidiaries	(19,487,224)	—	—
Recovery(write off)	—	(5,164,631)	(769,531)
Exchange rate difference	—	5,087,608	758,055
Ending balance	111,639,312	112,961,523	16,831,290